Other Operating Income - Summary of Other Operating Income (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Operating Income [Line Items]
Other operating income (expense)	$ 4,736	$ 6,315	$ 7,514
Government Grant and Credit Scheme Subsidies [Member]
Other Operating Income [Line Items]
Other operating income (expense)	2,935	4,721	6,311
Rent Concessions [Member]
Other Operating Income [Line Items]
Other operating income (expense)	0	0	521
Interest Income from an Associate [Member]
Other Operating Income [Line Items]
Other operating income (expense)	0	0	55
Gain on early termination of rightofuse assets [Member]
Other Operating Income [Line Items]
Other operating income (expense)	0	29	171
Others [Member]
Other Operating Income [Line Items]
Other operating income (expense)	$ 1,801	$ 1,565	$ 456